SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Schedule of Cost of Sales) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Purchases | ₪			₪ 279,533	₪ 240,998	₪ 222,351
Transportation | ₪			2,186	1,966	1,579
Depreciation and amortization | ₪			2,335	2,314	2,323
Maintenance | ₪			4,893	4,175	5,202
Other costs and expenses | ₪			2,226	1,910	2,062
Cost of sales, gross | ₪			291,173	251,363	233,517
Change in finished goods | ₪			(19,389)	(11,331)	4,128
Cost of sales | ₪			₪ 271,784	₪ 240,032	₪ 237,645
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Purchases | $		$ 80,883
Transportation | $		633
Depreciation and amortization | $		676
Maintenance | $		1,416
Other costs and expenses | $		644
Cost of sales, gross | $		84,252
Change in finished goods | $		(5,611)
Cost of sales | $	[1]	$ 78,641

[1]	Convenience Translation into US Dollars.